Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table ("SCT") Total for PEO 1(1)	SCT Total for PEO 2(1)	SCT Total for PEO 3(1)	Compensation Actually Paid to PEO 1(2)(3)	Compensation Actually Paid to PEO 2(3)(4)	Compensation Actually Paid to PEO 3(3)(5)	Average SCT Total for Non-PEO NEOs(6)	Average Compensation Actually Paid to Non-PEO NEOs(3)(7)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Adjusted Operating Income Margin(9)
									Total Shareholder Return ("TSR")	Peer Group TSR(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)
2024	—	—	$15,746,295	—	—	$9,750,863	$4,169,091	$2,775,909	$40	$303	$551,313	36%
2023	—	—	$16,080,272	—	—	$7,826,909	$7,041,888	$3,983,355	$44	$220	$651,472	37%
2022	—	$23,016,375	$23,921,211	—	$(17,274,848)	$9,915,322	$11,178,780	$(3,540,359)	$51	$132	$359,919	35%
2021	—	$25,397,675	—	—	$13,576,838	—	$11,085,711	$7,416,614	$161	$201	$276,554	36%
2020	$132,951	$13,705,132	—	$30,907,303	$43,934,291	—	$4,397,081	$14,883,063	$184	$147	$221,609	38%

Company Selected Measure Name	Adjusted Operating Income Margin
Named Executive Officers, Footnote	The dollar amounts reported in column (h) are the averages of the amounts of total compensation reported for the Company’s NEOs as a group, excluding any PEOs serving during each year (the "Non-PEO NEOs"), in the “Total” column of the SCT for each corresponding year. The Non-PEO NEOs included in each of 2020, 2021, 2022 and 2023 for purposes of calculating the average amounts are Gary Swidler, Jared F. Sine and Philip Eigenmann. The Non-PEO NEOs included in 2024 for purposes of calculating the average amounts are Gary Swidler, Sean Edgett, Philip Eigenmann and Jeanette Teckman.
Peer Group Issuers, Footnote	The peer group used for this purpose is the Russell 1000 Technology Index.
PEO Total Compensation Amount	$ 15,746,295	$ 16,080,272		$ 25,397,675
PEO Actually Paid Compensation Amount	$ 9,750,863	7,826,909		13,576,838
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (g) represent the CAP for Mr. Kim, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kim during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kim's total compensation for 2024 to determine CAP:

Reported SCT Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid
$15,746,295	$(14,321,295)	$8,325,863	$9,750,863
(a)    The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column of the SCT for 2024.
(b)    The equity award adjustments include the addition (or subtraction, as applicable) of the following, if applicable: (i) the year-end fair value of any equity awards granted in 2024 that were outstanding and unvested as of the end of 2024; (ii) the amount of change in fair value as of the end of 2024 (from the end of the prior fiscal year) of any awards granted in prior years that were outstanding and unvested as of the end of 2024; (iii) for awards that were granted and vested in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2024, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that were determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
$12,480,124	$(3,948,181)	—	$(206,080)	—	—	$8,325,863

Non-PEO NEO Average Total Compensation Amount	$ 4,169,091	7,041,888	$ 11,178,780	11,085,711	$ 4,397,081
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,775,909	3,983,355	(3,540,359)	7,416,614	14,883,063
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (i) represent the average CAP of the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for 2024 to determine CAP:

Average Reported SCT Total for Non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs*
$4,169,091	$(3,336,291)	$1,943,109	$2,775,909
*    Amounts may not total due to rounding.
(a)    The average reported value of equity awards represents the average grant date fair value of equity awards granted to the Non-PEO NEOs as reported in the “Stock Awards” column of the SCT for 2024.
(b)    The equity award adjustments include the addition (or subtraction, as applicable) of the following, if applicable: (i) the year-end fair value of any equity awards granted in 2024 that were outstanding and unvested as of the end of 2024; (ii) the amount of change in fair value as of the end of 2024 (from the end of the prior fiscal year) of any awards granted in prior years that were outstanding and unvested as of the end of 2024; (iii) for awards that were granted and vested in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2024, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that were determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The amounts deducted or added in calculating the equity award adjustments are as follows:

Average Year End Fair Value of Equity Awards Granted During the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments*
$2,793,251	$(772,514)	—	$(10,623)	$67,005	—	$1,943,109
*    Amounts may not total due to rounding

Equity Valuation Assumption Difference, Footnote	All valuations of equity awards were estimated using assumptions and methodologies substantially consistent with those used at grant and in accordance with the principles in FASB ASC Topic 718, Compensation – Stock Compensation. The fair value of Match Group PSU awards is reflected based upon the probable outcome of the performance conditions associated with such PSU awards as of the valuation date.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 40	44	51	161	184
Peer Group Total Shareholder Return Amount	303	220	132	201	147
Net Income (Loss)	$ 551,313,000	$ 651,472,000	$ 359,919,000	$ 276,554,000	$ 221,609,000
Company Selected Measure Amount	0.36	0.37	0.35	0.36	0.38
PEO Name	Bernard Kim	Bernard Kim		Sharmistha Dubey
Additional 402(v) Disclosure	The dollar amounts reported in columns (b), (c) and (d) are the amounts of total compensation reported for each PEO for each corresponding year in the "Total" column of the SCT.The dollar amount reported in column (e) represents the CAP for Ms. Ginsberg, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Ms. Ginsberg during the applicable year.The dollar amounts reported in column (f) represent the CAP for Ms. Dubey, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Dubey during the applicable year.
As described in more detail in Compensation Discussion and Analysis above, the Company’s executive compensation program reflects a performance-based approach. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K under the Securities Act) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs depicting the relationships between information presented in the Pay versus Performance table. For purposes of the charts below, we have combined the CAP of the PEO serving as of the end of each year (Ms. Dubey in 2020 and 2021 and Mr. Kim in 2022, 2023 and 2024) with the CAP of any other PEO that served in that role during each such year (Ms. Ginsberg in 2020 and Ms. Dubey in 2022).

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income Margin
Non-GAAP Measure Description	Adjusted Operating Income Margin is defined as Adjusted Operating Income divided by revenue. Adjusted Operating Income is defined as operating income excluding: (1) stock-based compensation expense; (2) depreciation; and (3) acquisition-related items consisting of (i) amortization of intangible assets and impairments of goodwill and intangible assets, if applicable, and (ii) gains and losses recognized on changes in the fair value of contingent consideration arrangements, as applicable.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	3-year relative TSR percentile ranking among Nasdaq composite index companies
Amanda Ginsberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 132,951
PEO Actually Paid Compensation Amount					$ 30,907,303
PEO Name					Amanda Ginsberg
Sharmistha Dubey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 23,016,375		$ 13,705,132
PEO Actually Paid Compensation Amount			$ (17,274,848)		$ 43,934,291
PEO Name			Sharmistha Dubey		Sharmistha Dubey
Bernard Kim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 23,921,211
PEO Actually Paid Compensation Amount			$ 9,915,322
PEO Name			Bernard Kim
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,321,295)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,325,863
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,480,124
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,948,181)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(206,080)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,336,291)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,943,109
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,793,251
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(772,514)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,623)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,005
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0